LEASE OBLIGATIONS - Amounts Recognized in Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Expense relating to variable lease payments, short-term leases and low-value assets not included in lease liabilities	$ 27,942	$ 84,685	$ 45,493